Long-Term Debt (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Mar. 31, 2015
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 324,000,000	$ 41,000,000	$ 639,000,000
Aggregate principal amount		$ 5,876,000,000	5,875,000,000
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent		85.00%
Available bond credits		$ 3,038,000,000
Future debt subject to property additions to the Deed of Trust		2,458,000,000
Estimated fair value of our long-term debt including current maturities		$ 7,153,000,000	6,751,000,000
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate		1.125%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.50%
One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		1.00%
5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 324,000,000
Due date		Sep. 30, 2017
Aggregate principal amount			$ 324,000,000
Interest percentage		5.00%	5.00%
3.800% Fixed Senior Notes Due September 30, 2047 [Member]
Long-Term Debt [Line Items]
Due date		Sep. 30, 2047
Aggregate principal amount		$ 325,000,000
Interest percentage		3.80%	3.80%
Proceeds from sale of Notes	$ 321,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium		100.00%
Number of days after issuance date for exchange offer completion		315 days
Number of days after shelf registration filing obligation for filing to be effective		270 days
Increase in basis points per annum		0.50%
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member]
Long-Term Debt [Line Items]
Due date		Mar. 26, 2019
Interest percentage		2.452%
Term loan		$ 275,000,000
Loan term		18 months
Senior debt to capitalization ratio		0.65
Excess of principal amount for default		$ 100,000,000
Judgment for payment of money on term loan		$ 50,000,000
Time alloted for excess debt default to be discharged		60 days
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.90%
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.50%
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		1.00%
3.750% Fixed Senior Notes Due April 1, 2045 [Member]
Long-Term Debt [Line Items]
Due date		Apr. 01, 2045
Aggregate principal amount		$ 550,000,000	$ 550,000,000
Interest percentage		3.75%	3.75%
6.800% Fixed Senior Notes Due September 1, 2018 [Member]
Long-Term Debt [Line Items]
Due date		Sep. 01, 2018
Aggregate principal amount		$ 550,000,000	$ 550,000,000
Interest percentage		6.80%	6.80%
Additional 2045 Notes [Member]
Long-Term Debt [Line Items]
Due date		Oct. 01, 2044
Debt principal amount					$ 175,000,000	$ 375,000,000
Proceeds from sale of Notes		$ 185,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium		100.00%
Transition Bond [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 41,000,000
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.875%
Minimum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate		1.50%
Maximum [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.50%